Pension and Other Postretirement Benefits - Assumptions (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Assumptions used to determine benefit obligations at December 31:
Discount rate	4.15%	3.82%	4.53%
Rate of compensation increase	4.00%	4.00%	4.00%
Assumptions used to determine pension and OPEB expense (income) for the year ended December 31:
Discount rate	3.82%	4.53%	3.85%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	4.00%	4.00%	4.00%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Assumptions used to determine benefit obligations at December 31:
Discount rate	4.22%	3.90%	4.48%
Rate of compensation increase	4.00%	4.00%	4.00%
Subsequent year healthcare cost trend rate	7.00%	7.00%	7.00%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%
Year ultimate healthcare cost trend rate begins	2024	2020	2019
Assumptions used to determine pension and OPEB expense (income) for the year ended December 31:
Discount rate	3.90%	4.48%	3.77%
Rate of compensation increase	4.00%	4.00%	4.00%
Effect of one percentage point increase on total service and interest cost components	$ 0.1
Effect of one percentage point decrease on total service and interest cost components	(0.1)
Effect of one percentage point increase on postretirement benefit obligation	3.3
Effect of one percentage point decrease on postretirement benefit obligation	$ (3.1)